Trust Account (Details Textual) (USD $)	4 Months Ended		16 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012 Ipo [Member]	Jun. 30, 2012 Private Placement [Member]
Payments To Principal Deposited In Trust Account	$ 0	$ 0	$ 80,237,500	$ 77,112,500	$ 3,125,000